Reinsurance - Schedule of Reinsurance Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	$ 3,843,000,000	$ 4,024,000,000
Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	3,126,000,000	3,395,000,000
Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	329,000,000	367,000,000
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	313,000,000	604,000,000
Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	2,327,000,000	2,267,000,000
Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	17,000,000	26,000,000
Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	140,000,000	131,000,000
Other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	717,000,000	629,000,000
Canada
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	68,000,000	246,000,000
Canada | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	(36,000,000)	173,000,000
Canada | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	57,000,000	35,000,000
Canada | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	(636,000,000)	(377,000,000)
Canada | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	403,000,000	384,000,000
Canada | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
Canada | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	140,000,000	131,000,000
Canada | Other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	104,000,000	73,000,000
SLF U.S.
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	3,319,000,000	3,260,000,000
SLF U.S. | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	2,811,000,000	2,804,000,000
SLF U.S. | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	9,000,000	10,000,000
SLF U.S. | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	882,000,000	913,000,000
SLF U.S. | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	1,920,000,000	1,881,000,000
SLF U.S. | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF U.S. | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF U.S. | Other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	508,000,000	456,000,000
SLF Asia
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	381,000,000	429,000,000
SLF Asia | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	316,000,000	372,000,000
SLF Asia | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	263,000,000	322,000,000
SLF Asia | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	49,000,000	48,000,000
SLF Asia | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	4,000,000	2,000,000
SLF Asia | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF Asia | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF Asia | Other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	65,000,000	57,000,000
Corporate
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	75,000,000	89,000,000
Corporate | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	35,000,000	46,000,000
Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	18,000,000	20,000,000
Corporate | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	17,000,000	26,000,000
Corporate | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
Corporate | Other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	40,000,000	43,000,000
United Kingdom | Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	18,000,000	20,000,000
United Kingdom | Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	17,000,000	26,000,000
Reinsurance Assets
Disclosure of types of insurance contracts [line items]
Impairment loss	$ 0	$ 0